Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment.
Property, Plant and Equipment

Note 11. Property, Plant and Equipment

The following changes in property, plant and equipment were recorded during the year ended December 31, 2023:

				Currency
	Opening			translation	Ending
Costs	balance	Additions	Disposals	adjustments	balance
Power plant	$42,989	$5	$—	$(1,011)	$41,983
Equipment	2,499	14	—	(4)	2,509
Office equipment	2,311	174	(156)	23	2,352
Right-of-use assets*	1,341	—	—	6	1,347
	$49,140	$193	$(156)	$(986)	$48,191

				Currency
	Opening			translation	Ending
Accumulated depreciation	balance	Additions	Disposals	adjustments	balance
Power plant	$17,197	$1,798	$—	$(441)	$18,554
Equipment	1,657	358	—	(4)	2,011
Office equipment	702	242	(155)	2	791
Right-of-use assets*	713	364	—	5	1,082
	20,269	$2,762	$(155)	$(438)	22,438
Net book value	$28,871				$25,753

*    Primarily consisting of office premises.

The following changes in property, plant and equipment were recorded during the year ended December 31, 2022:

				Reclassification	Currency
	Opening			to assets	translation	Ending
Costs	balance	Additions	Disposals	held for sale	adjustments	balance
Refinery and power plants	$65,742	$—	$—	$(25,500)	$2,747	$42,989
Equipment	3,401	3	(903)	—	(2)	2,499
Office equipment	1,780	469	(14)	—	76	2,311
Right-of-use assets*	1,523	295	(482)	—	5	1,341
	$72,446	$767	$(1,399)	$(25,500)	$2,826	$49,140

				Reclassification	Currency
	Opening			to assets	translation	Ending
Accumulated depreciation	balance	Additions	Disposals	held for sale	adjustments	balance
Refinery and power plants	$19,839	$2,659	$—	$(6,363)	$1,062	$17,197
Equipment	2,158	371	(869)	—	(3)	1,657
Office equipment	553	124	(14)	—	39	702
Right-of-use assets*	831	349	(481)	—	14	713
	23,381	$3,503	$(1,364)	$(6,363)	$1,112	20,269
Net book value	$49,065					$28,871

*    Primarily consisting of office premises.

Note 11. Property, Plant and Equipment (continued)

As of December 31, 2023, the Group owned a power plant which had a carrying amount of $23,429 (2022: $25,792). Pursuant to an assessment study of which the expected future cash flows were discounted at pre-tax rate of 9.1% (2022: 8.8)%, management concluded that there was no impairment loss on December 31, 2023. Numerous variables were utilized for this assessment, including inflation expectations, performance of contracts, discount rates, and maintenance costs. Any change in these assumptions and variables could have an impact on the valuation of the asset. If the discount rate had been 1.0% higher, there would have been no change to the Group’s net income for the year ended December 31, 2023.

During the years ended December 31, 2023, 2022 and 2021, no expenditures were recognized in the carrying amounts of items of property, plant and equipment in the course of their construction.